Common and preferred shares and other equity instruments - Additional Information 1 (Detail)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2025
Disclosure of objectives, policies and processes for managing capital [line items]
Minimum leverage ratio		3.50%
Domestic systemically important bank buffer		0.50%
TLAC ratio	30.30%	31.90%
TLAC leverage ratio	8.70%	9.00%
Higher Buffer Rate [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	3.50%	3.50%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge	1.00%
TLAC ratio		21.50%
TLAC leverage ratio		7.25%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio	11.50%
Tier 1 capital ratio	13.00%
Total capital ratio	15.00%
TLAC ratio		3.50%